Provisions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Provisions

16. Provisions

Details of provisions for the six-month periods ended June 30, 2026 and 2025 are as follows:

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean Won)
Building restoration
Beginning of the period	₩	48,658	48,341
Interest expense		159	158
Ending of the period	₩	48,817	48,499

The provision for building restoration relates mainly to buildings leased during the six-month periods ended June 30, 2026 and 2025. The provision has been estimated based on historical data associated with similar buildings.

20. Provisions

Details of provisions for the years ended December 31, 2025 and 2024 are as follows:

		2025	2024
		(In thousands of Korean won)
Building restoration
Beginning of the year	₩	48,341	48,024
Interest expense		317	317
Ending of the year	₩	48,658	48,341

The provision for building restoration relates mainly to buildings that were leased during 2023. The provision has been estimated based on historical data associated with similar buildings.